(LOSS)/GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS	12 Months Ended
Dec. 31, 2016
Gain (Loss) on Disposition of Assets [Abstract]
(LOSS)/GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS
GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS

The Company has recorded gains/losses on sale of assets and termination of charters as follows:

	Year ended December 31
(in thousands of $)	2016	2015	2014
(Loss) / gain on sale of assets	(167)	7,364	(1,384)
Gain on termination of charters	—	—	25,315
Total (loss) / gain on sale of assets and termination of charters	(167)	7,364	23,931

The Company distinguishes between gains on termination of charters, where ownership of the underlying vessel is retained, and gains on sale of assets, where the vessel is disposed of and there may be an associated charter termination fee paid or received for early termination of the underlying charter.

(Loss)/Gain on sale of vessels

The offshore support vessel Sea Bear, which was accounted for as a direct financing lease asset, was sold to an unrelated party in February 2016. An impairment charge of $8.1 million had been recorded against the carrying value of this vessel in the year ended December 31, 2015, and a gain of $14,000 was recorded on its disposal. Sales proceeds included compensation received for early termination of the charter (see Note 23: Related party transactions).

The VLCC Front Vanguard, which was also a direct financing lease asset, was sold to an unrelated party in July 2016. Sales proceeds included compensation received for early termination of the charter (see Note 23) and a loss of $181,000 was recorded on its disposal.

The net loss on sale of these vessels in the year ended December 31, 2016, was $167,000.

During the year ended December 31, 2015, the Company sold three Suezmax tankers and five container vessels to unrelated parties and realized aggregate net gains of $7.4 million on their disposal.

During the year ended December 31, 2014, the Company sold three double-hull VLCCs to unrelated parties and realized losses of $1.4 million on their disposal.

Gain on termination of charters

In September 2010, the Company agreed five year time-charters at a net rate of approximately $14,000 per day per vessel for four 34,000 dwt Handysize dry bulk carriers, which were under construction at the time. The vessels were delivered from the shipyard in the second half of 2011 and the first half of 2012, and duly commenced the agreed time-charters. In July 2012, however, the charterer stopped paying the agreed charter hire and the vessels were returned to the Company. Proceedings were initiated against the charterer to recover unpaid charter hire and the matter was settled in the year ended December 31, 2014. A gain on termination of charters amounting to $25.3 million was recorded in the year ended December 31, 2014, net of legal and other costs.